Noreen Haroun
Direct Dial: 619.237.8949
noreen.haroun@lw.com

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San Diego, California 92101-3375
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April 6, 2007
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Leap Wireless International, Inc. Proxy Statement Filed on April 6, 2007
Ladies and Gentlemen:
     On behalf of Leap Wireless International, Inc. (“the Company”), enclosed with this letter for filing please find the Company’s Proxy Statement filed on Schedule 14A and form of proxy card, relating to its 2007 Annual Meeting of Stockholders to be held on May 17, 2007. At this meeting, the Company is asking its stockholders to approve: (1) an amendment to the Company’s 2004 Stock Option, Restricted Stock and Deferred Stock Unit Plan, increasing the number of shares of the Company’s common stock authorized for issuance under the plan from 3.5 million to 8.3 million shares, and to approve the 2004 Plan, as amended; and (2) the Company’s Executive Incentive Bonus Plan. Copies of each of these plans are appended to the Proxy Statement as Appendix A and Appendix B, respectively.
     The additional shares authorized under Amendment 2 to the Company’s 2004 Stock Option, Restricted Stock and Deferred Stock Unit Plan will be registered on Form S-8 promptly following stockholder approval, if received, of the Amendment at the Company’s 2007 Annual Meeting of Stockholders, which will be held on May 17, 2007.

Truly yours,
/s/ NOREEN HAROUN
Noreen Haroun
of LATHAM & WATKINS LLP